SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance.

The Group operates in one segment, being exploration and development of mineral resource properties. This is the basis on which internal reports are provided to the Directors for assessing performance and determining the allocation of resources within the Group.

(a)	Reconciliation of Non-Current Assets by geographical location

	2019	2018
	US$000	US$000

United States of America	119,828	65,616
	119,828	65,616